TABLE OF CONTENTS

President's Letter
Economic Review and Outlook
Report of Independent Accountants
CG Corporate Insurance Variable Life Separate Account 02
    Financial Statements

Fund Reports

  The Alger American Fund Annual Report
  Alger American Growth Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Small Cap Portfolio

  CIGNA Variable Products Group Annual Report
  TimesSquare VP Core Plus Bond Fund
  TimesSquare VP Money Market Fund
  TimesSquare VP S&P 500 Index Fund

  Deutsche Asset Management Fund Annual Report
  Scudder VIT EAFE(R) Equity Index Fund
  Scudder VIT Small Cap Index Fund

  Fidelity Variable Insurance Products Fund Annual Report
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP II Investment Grade Bond Portfolio

  Goldman Sachs Variable Insurance Trust
  Goldman Sachs MidCap Value Fund

  Janus Aspen Series Trust Annual Report
  Janus Aspen Series Balanced Portfolio
  Janus Aspen Series Worldwide Growth Portfolio

  MFS(R) Variable Insurance Trust Annual Report
  MFS Emerging Growth Series
  MFS Total Return Series

  Neuberger Berman Annual Report
  AMT Partners Portfolio

  OCC Accumulation Trust Annual Report
  OCC Equity Portfolio
  OCC Small Cap Portfolio
  OCC Managed Portfolio

  Templeton Variable Products Series Fund Annual Report
  Templeton Foreign Securities Fund - Class 1

  Vanguard(R) Variable Insurance Fund
  Vanguard Small Company Growth Portfolio

  PIMCO Variable Insurance Trust
  PIMCO High Yield Portfolio

[PHOTO]                                      [LOGO]
John Y. Kim                                  CIGNA Retirement &
President                                    Investment Services


Dear CIGNA Client:

It is a pleasure to provide you with this Annual report on the performance of your Corporate Variable Life Insurance product for the period ending December 31, 2002.

The report includes financial data for each of the portfolio options available under your product. In addition, we have included a review of the Economy and Financial markets for the Fourth Quarter 2002 by Robert DeLucia of CIGNA Investment Management. This overview deals with significant national and international trends affecting key markets. I hope you will take a few minutes to read it carefully.

Your Corporate Variable Universal Life Product is designed specifically to meet your needs in the corporate marketplace. The CIGNA Corporate Insurance Team is dedicated to meeting your executive benefit funding needs with the sophisticated financial solutions that are essential to attracting and retaining executive talent...the talent needed to grow a business in this increasingly competitive market.

We're extremely proud to have you as a client and look forward to an enduring partnership built on understanding, trust, and our ability to provide financial solutions of recognized value to your organization.

If you have any questions or comments about this report, please feel free to call Jacob Galloza, Assistant Vice President for CIGNA's Corporate Insurance Department at 860.534.4100. Jacob is available Monday through Friday, 8 am to 5 pm.

Sincerely,


/s/ John Y. Kim

[GRAPHIC]
                                                             Fourth Quarter 2002
                                                             Performance Update

                             CIGNA ECONOMIC/MARKET
                               REVIEW AND OUTLOOK

--------------------------------------------------------------------------------

SUMMARY AND MAJOR CONCLUSIONS

o Underlying business conditions are gradually improving and financial pressures are abating. Both monetary and fiscal policies are expected to remain at full throttle for most of the year. We expect real GDP (Gross Domestic Product) growth in 2003 to exceed the 3% growth of 2002.

o The economic expansion in 2003 should become more broadly based and self-sustaining as the year progresses, fueled by a cyclical rebound in the depressed manufacturing sector and a solid expansion in business capital investment.

o The inflation rate is likely to stabilize in the 1% to 2% range during 2003. The probability of an outbreak of deflation is low, particularly in view of the announced shift in Federal Reserve (Fed) policy away from inflation fighting and toward fighting deflation.

o Corporate profits are expected to grow by 12% to 15% during the four quarters of 2003. The combination of improving corporate profitability and cash flow along with balance sheet deleveraging should contribute to a gradual reduction in corporate credit risk.

o The financial markets appear to be on the threshold of a major cyclical reversal, with market leadership during the 2003-2004 period shifting from Government bonds to equity markets. Corporate bonds should also perform better than Government securities. However, this shift in leadership could unfold in a painfully slow manner in view of escalating geopolitical uncertainties at the present time.

ECONOMIC REVIEW

The U.S. economy made a successful transition from recession during 2001 to economic recovery in 2002. Although the economic recovery was moderate by historical standards, the rate of economic growth was respectable nonetheless, with real GDP expanding at a 3% rate during the year. Despite the satisfactory growth in overall GDP, the performance of our economy was unsatisfactory in several important respects, including employment, corporate credit quality, and corporate revenue and profit growth. Corporate earnings increased during the year, but the rate of increase was disappointing, and was heavily dependent upon cost cutting rather than top-line revenue growth.

Robust Consumer Spending, Business Sector Retrenchment

      The major economic negative of 2002 was the heightened level of credit risk, as business failures and bankruptcies rose to record levels, particularly among high-profile companies. Seven of the dozen largest corporate bankruptcies in American history occurred during 2002, including the single largest (WorldCom), as well as bankruptcies of the largest retailer (Kmart) and airline (United Airlines).

      Economic growth during the year was also extremely imbalanced, with strong growth in consumer spending and housing offset by profound weakness in corporate investment spending and manufacturing activity. While the household sector benefited enormously from the Fed's aggressive monetary easing and record mortgage refinancing activity, the business sector remained in a retrenchment mode for the entire year. The result of this retrenchment was persistent weakness in employment, capital goods markets and nonresi-dential construction. Weakness in most foreign economies, combined with an overvalued dollar, contributed to a decline in net exports.


[LOGO]
CIGNA Retirement &
Investment Services                                                   527993-402

Fourth Quarter 2002 Performance Update    CIGNA Economic/Market Review & Outlook
--------------------------------------------------------------------------------

FINANCIAL MARKET REVIEW

The year 2002 was one of extraordinary turbulence and volatility in the global money and capital markets, reflecting a variety of economic uncertainties, including growing investor fears that the U.S. economy was on the verge of Japanese-style deflation. Markets were also impacted by a nearly unprecedented wave of corporate scandals and corruption, rising geopolitical tensions, and the most severe corporate credit cycle in several decades. The result was predictable -- a massive "flight to safety" and an extreme aversion to risk. Not surprisingly, the highest quality, low-risk investments performed best and high-risk assets performed the worst. U.S. Treasury securities, the safest and most liquid instruments in the world, provided investors with a total return of 11.8%, outperforming equities for the third consecutive year. Ultra-high quality corporate bonds rated AAA also performed very well, with returns of 11.6%. The price of gold rose steadily during the year, reaching a five-year high of $350 an ounce, up 25% for the year -- the most vivid sign of investor nervousness over escalating geopolitical uncertainty.

      The decline in the equity market during 2002 was extraordinary in several respects. The negative return on equities during the initial recovery phase of a business cycle was unprecedented. In all 18 previous business cycle recoveries dating back to 1912, equity markets had registered positive 12-month rates of return. In addition, 2002 marked the third consecutive year of equity market declines, an event that had not occurred since the 1939-41 period. The losses in the equity market were extremely widespread. For the first calendar year ever, all 10 sectors within the S&P 500 Index suffered a negative return, as did small cap, mid cap, value and growth managers. Daily market volatility was the highest since 1938. The S&P 500 Index declined by 23% for the year and is currently 42% below its all-time high in early 2000. Finally, reflecting the massive divergence between stock and bond performance, the magnitude of cumulative outperformance of Government bonds versus the S&P 500 Index during the past three years was nearly 80% -- its highest level since the early 1930s. Over the past decade, the annualized total return on long-term Government bonds of 9.5% slightly exceeded the total return on equity markets.

ECONOMIC OUTLOOK

Despite persistent doubts to the contrary, the business cycle recovery, which began around year-end 2001, remains intact and appears to be sustainable. Underlying business conditions are improving, while stress within the financial system is gradually abating. Leading economic indicators suggest that the rate of economic growth during calendar 2003 will likely accelerate as the year unfolds, and that real GDP growth for the year will likely exceed the approximate 3% growth of calendar 2002. An economic boom is unlikely; we expect instead a period of steady economic growth in the 3.5% to 4% range. Investor fears of a "double-dip" recession should gradually diminish as the year progresses.

Economic Policy at Full Throttle

      The most important support to a continued economic expansion during 2003 is the aggressive monetary easing by the Fed combined with the most expansionary fiscal policy in more than two decades. The Fed reduced official interest rates to 1.25% in November, their lowest level in more than 40 years, and has made it clear through various communication channels that it is determined to promote sustained economic growth and avert an outbreak of deflation.

      At the same time, Government expenditures for military programs, homeland security and domestic programs will continue to grow at a rapid rate, while households and businesses are expected to benefit from continued tax reduction at the federal level -- more than offsetting tax increases at the state and local levels. An important early 2003 initiative of the Bush Administration will be to capitalize on the Republican control of the U.S. Congress and propose sweeping pro-growth, pro-investment tax incentives, including a partial elimination of the double taxation of dividends, along with accelerated depreciation for investment in plant and equipment.

[GRAPHS OMITTED]

CIGNA Economic/Market Review & Outlook    Fourth Quarter 2002 Performance Update
--------------------------------------------------------------------------------

[GRAPHS OMITTED]

ECONOMIC OUTLOOK (CONTINUED)

Improving Corporate Sector Fundamentals Positive for Capital Investment

      Whereas consumers' spending and housing were the undisputed economic sector leaders during 2002, an expansion of the depressed business sector will likely lead the economy in 2003 and 2004. Business investment in inventories and capital goods was extremely depressed, contributing to the weakness in the economy during 2001 and 2002. Both areas are poised for a solid recovery over the next 12 to18 months. Business inventories in relation to sales are near all-time record lows, while business net investment as a percent of GDP is near its lows of the past 50 years. As a result of the recent severe cutbacks in capital spending, the real capital stock of business equipment is currently declining for the first time since World War II.

      In addition to the growing pent-up demand for capital goods, key fundamental factors are becoming increasingly supportive of a sustained recovery in business investment spending. These include improving corporate balance sheets, rising profits and cash flow, and the availability of new technologies necessary to achieve continued productivity improvements. The primary missing ingredient to a strong rebound in capital investment is business confidence, as corporate executives remain in a highly risk-averse mode, the result of economic and geopolitical uncertainties.

FINANCIAL MARKET OUTLOOK

At year-end 2002, investors faced a number of worrisome uncertainties, the most significant being geopolitical in nature such as a probable war with Iraq, a foreign policy showdown with North Korea, and the short- and long-term risk of future terrorist attacks. Nonetheless, in a strictly economic context, fundamental factors are likely to be favorable for equity markets relative to Government bonds during the 2003-2004 period. These include an anticipated acceleration in the rate of economic growth; rising corporate profits, cash flow and dividends; continued powerful monetary and fiscal policy stimulus; an abatement of deflationary forces; and continued steady deleveraging in corporate balance sheets.

      Traditional valuation measures also favor the equity market over Government bonds. Equity prices relative to sales, operating earnings, cash flow, and replacement cost book value are quite reasonable, considering the very low level of inflation and interest rates. The median stock within the broad domestic equity market is valued at a P/E ratio of approximately 16 times estimated EPS (Earnings Per Share) for 2003. While the dividend yield of only 1.8% on the S&P 500 Index is quite low in an absolute sense, it is at present comfortably above the yield on Treasury bills for the first time in more than 40 years. Conversely, the 3.8% yield on the 10-year U.S. Treasury note is at an unsustainable low in a longer-term context, and would appear to provide an inadequate cushion against the potential future rise in inflation.

Major Shift in Financial Market Leadership

      All available evidence suggests that financial markets are in the early stage of a transition of leadership between low-risk Government bonds and higher-risk equity securities. Traditional market indicators suggest that the nearly three-year cyclical bear market in equities formed a double bottom in the July-October period, and that a grinding market recovery is underway, which should persist throughout 2003 and 2004, albeit with considerable volatility. Conversely, the powerful cyclical bull market in Government bonds, which began in the first quarter of 2000, likely ended in the fourth quarter of 2002. From a longer-term perspective, it also seems likely that the two-decade secular bull market in Government bonds, which began in 1982 with market yields exceeding 15%, has also ended.

      Assuming global economic trends unfold as we expect and geopolitical risks are contained, higher-risk asset classes that are most heavily leveraged to economic growth should provide the best absolute rates of return. These include high-yield (junk) bonds, and emerging market equities and debt. Emerging market equities perform best during global economic recoveries, when world central bank policies are expansionary and when market valuations are depressed. The emerging markets of Asia are most likely to benefit from these conditions. Within the domestic equity market, industrial and cyclical stock groups should perform best.

Fourth Quarter 2002 Performance Update    CIGNA Economic/Market Review & Outlook
--------------------------------------------------------------------------------

FINANCIAL MARKET OUTLOOK (CONTINUED)

 Geopolitical Risks Dominate

      The principal risks to the forecast are geopolitical in nature, not economic, and pertain to the probable war with Iraq, deteriorating relations with North Korea, and most importantly, the ongoing risk of future terrorist attacks. In general, a persistently heightened level of geopolitical risk will tend to undermine consumer, business and investor confidence, and contribute to an elevated level of risk aversion on the part of households, business executives and investors.

      The short-term economic implications are that both consumers and businesses may tend to increase savings and postpone spending decisions. With respect to financial markets, both equities and Government bonds are likely to remain in a turbulent trading range until the escalating uncertainties with respect to Iraq and North Korea are resolved. A resolution to both the Iraqi and North Korean situations seems likely during the first half of the year.

      The longer-term economic consequences of these geopolitical factors will be evident in consumer and business confidence, resulting in periodic, temporary spending pull-backs. Moreover, the increase in Government expenditures for domestic security, insurance costs, and the defense budget will also increase frictional costs in the economy. As a consequence, these expenditure increases should have a moderate negative impact on productivity and overall economic efficiency. Investors will demand higher risk premiums to compensate for the ongoing risk of unpredictable terrorist attacks. The likely financial market result will be that price-earnings ratios on stocks could remain lower than if equity valuations were based on purely economic factors, and that risk spreads on corporate bonds could remain higher than historical norms.

Robert F. DeLucia, CFA, is a managing director and portfolio manager at TimesSquare Capital Management, Inc. He joined CIGNA in 1979 as a research analyst in the common stock area and was appointed a sector manager in 1981. From 1982 to 1984, he served as senior economist on the company's economics staff. Currently, he manages several stable value fixed income employee benefit portfolios for both the defined benefit and defined contribution markets. Mr. DeLucia received his bachelor's degree from Yale University and his M.B.A. from the University of Chicago. He is a member of the Association for Investment Management and Research and the Hartford Society of Financial Analysts.

(C) 2003 CIGNA Retirement & Investment Services. All rights reserved. These materials may not be reproduced in whole or in part, without its express written permission. CIGNA Retirement & Investment Services products and services are provided by various operating subsidiaries of CIGNA Corporation, including Connecticut General Life Insurance Company, Bloomfield CT 06002. "CIGNA" is a registered service mark and is used to refer to these subsidiaries.

                                                       Please Recycle This Paper

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CIGNA Retirement &
Investment Services

                       This Page Intentionally Left Blank

                       Report of Independent Accountants

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the portfolios constituting the CG Corporate Insurance Variable Life Separate Account 02, (hereafter referred to as the "Account") at December 31, 2002, the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with audting standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodians, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCooper LLP

Hartford, Connecticut
February 18, 2003

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Assets and Liabilities
As of December 31, 2002

                                                        Alger American Portfolio Sub-Accounts
                                                  ---------------------------------------------------

                                                                      MidCap              Small
                                                   Growth             Growth         Capitalization
                                                  -------------- ------------------  ----------------
Assets:
Investment in variable insurance
 funds at fair value                                $ 3,917,368         $  629,397         $ 291,605
Receivable from Connecticut
 General Life Insurance Company                              --                 --                --
                                                  -------------- ------------------  ----------------
    Total net assets                                  3,917,368            629,397           291,605
                                                  -------------- ------------------  ----------------

Accumulation units outstanding -
  Contracts sold before May 1, 1998 (RVUL 01)            43,226             37,602            36,053
Net asset value per accumulation unit               $  11.13776         $ 13.26692         $ 7.50640

Accumulation units outstanding -
  Contracts sold after April 30, 1998 (RVUL 02)         524,997             13,881             3,742
Net asset value per accumulation unit               $   6.54466         $  9.40380         $ 5.60589

                                                  -------------- ------------------  ----------------
Accumulation net assets                             $ 3,917,368         $  629,397         $ 291,605
                                                  ============== ==================  ================

                                                                      CIGNA Variable
                                                                      Products Group
                                                                       Sub-Accounts
                                                  --------------------------------------------------------
                                                     TimesSquare
                                                     Investmernt        TimesSquare       TimesSquare
                                                     Grade Bond        Money Market         S&P 500
                                                  ------------------  ---------------- -------------------
Assets:
Investment in variable insurance
 funds at fair value                                   $ 10,838,251      $ 11,026,139        $ 27,615,008
Receivable from Connecticut
 General Life Insurance Company                                   1                --                   1
                                                  ------------------  ---------------- -------------------
    Total net assets                                     10,838,252        11,026,139          27,615,009
                                                  ------------------  ---------------- -------------------

Accumulation units outstanding -
  Contracts sold before May 1, 1998 (RVUL 01)               397,953           759,355           1,885,723
Net asset value per accumulation unit                  $   12.40728      $   12.22836        $   11.01770

Accumulation units outstanding -
  Contracts sold after April 30, 1998 (RVUL 02)             464,737           149,701             845,808
Net asset value per accumulation unit                  $   12.69694      $   11.62633        $    8.08538

                                                  ------------------  ---------------- -------------------
Accumulation net assets                                $ 10,838,252      $ 11,026,139        $ 27,615,009
                                                  ==================  ================ ===================

                                                                                       Fidelity Variable
                                                      Fidelity Variable Insurance          Insurance
                                                             Products Fund             Products Fund ll
                                                              Sub-Accounts                Sub-Account
                                                  -------------------------------------------------------

                                                      Equity-              High           Investment
                                                       Income             Income          Grade Bond
                                                  -----------------  ----------------- ------------------
Assets:
Investment in variable insurance
  funds at fair value                                  $ 4,534,248          $ 143,983        $ 3,528,796
Receivable from Connecticut
  General Life Insurance Company                                --                 --                 --
                                                  -----------------  ----------------- ------------------
    Total net assets                                     4,534,248            143,983          3,528,796
                                                  -----------------  ----------------- ------------------

Accumulation units outstanding -
  Contracts sold before May 1, 1998 (RVUL 01)               73,585             10,824            237,838
Net asset value per accumulation unit                  $  11.51141          $ 8.05777        $  14.83015

Accumulation units outstanding -
  Contracts sold after April 30, 1998 (RVUL 02)            408,083              7,766                121
Net asset value per accumulation unit                    $ 9.03537          $ 7.30958        $  13.41550

                                                  -----------------  ----------------- ------------------
Accumulation net assets                                $ 4,534,248          $ 143,983        $ 3,528,796
                                                  =================  ================= ==================

                                                                               Janus Aspen Series
                                                     Goldman Sachs                Sub-Accounts
                                                  -------------------- ------------------------------------

                                                        MidCap
                                                         Value             Balanced          Worldwide
                                                  -------------------- -----------------  -----------------
Assets:
Investment in variable insurance
  funds at fair value                                     $ 1,481,937         $ 233,691        $ 2,734,912
Receivable from Connecticut
  General Life Insurance Company                                   --                --                  1
                                                  -------------------- -----------------  -----------------
    Total net assets                                        1,481,937           233,691          2,734,913
                                                  -------------------- -----------------  -----------------

Accumulation units outstanding -
  Contracts sold before May 1, 1998 (RVUL 01)                      --            13,030            174,331
Net asset value per accumulation unit                     $        --         $ 8.48523        $  11.21757

Accumulation units outstanding -
  Contracts sold after April 30, 1998 (RVUL 02)               154,003            14,797            102,637
Net asset value per accumulation unit                     $   9.62278         $ 8.32115        $   7.59320

                                                  -------------------- -----------------  -----------------
Accumulation net assets                                   $ 1,481,937         $ 233,691        $ 2,734,913
                                                  ==================== =================  =================

                                                                                             Neuberger
                                                          MFS Series Sub-Accounts             Berman
                                                    ------------------------------------  ----------------

                                                        Emerging            Total
                                                         Growth            Return          AMT Partners
                                                    ----------------- ------------------  ----------------
Assets:
Investment in variable insurance
  funds at fair value                                      $ 907,225         $  873,672         $   3,621
Receivable from Connecticut
  General Life Insurance Company                                  --                 --                --
                                                    ----------------- ------------------  ----------------
    Total net assets                                         907,225            873,672             3,621
                                                    ----------------- ------------------  ----------------

Accumulation units outstanding -
  Contracts sold before May 1, 1998 (RVUL 01)                 61,056             42,482                --
Net asset value per accumulation unit                      $ 9.34576         $ 14.00273         $ 7.12807

Accumulation units outstanding -
  Contracts sold after April 30, 1998 (RVUL 02)               56,561             26,223               468
Net asset value per accumulation unit                      $ 5.95128         $ 10.63221         $ 7.73821

                                                    ----------------- ------------------  ----------------
Accumulation net assets                                    $ 907,225         $  873,672         $   3,621
                                                    ================= ==================  ================

                                                            OCC Accumulation Trust - Sub-Accounts                  PIMCO
                                                   --------------------------------------------------------  ------------------

                                                                                               Small            High Yield
                                                        Equity             Managed              Cap                Fund
                                                   ------------------  ----------------- ------------------  ------------------
Assets:
Investment in variable insurance
  funds at fair value                                     $  233,163         $   64,925        $ 1,228,451         $ 5,082,693
Receivable from Connecticut
  General Life Insurance Company                                   1                 --                 --                  --
                                                   ------------------  ----------------- ------------------  ------------------
    Total net assets                                         233,164             64,925          1,228,451           5,082,693
                                                   ------------------  ----------------- ------------------  ------------------

Accumulation units outstanding -
  Contracts sold before May 1, 1998 (RVUL 01)                 20,968              5,794             87,700              28,386
Net asset value per accumulation unit                     $ 10.43263         $ 10.91747        $  12.51913         $  10.53909

Accumulation units outstanding -
  Contracts sold after April 30, 1998 (RVUL 02)                1,820                182             10,817             436,685
Net asset value per accumulation unit                     $  7.91921         $  9.16952        $  12.06651         $  10.95419

                                                   ------------------  ----------------- ------------------  ------------------
Accumulation net assets                                   $  233,164         $   64,925        $ 1,228,451         $ 5,082,693
                                                   ==================  ================= ==================  ==================

                                                                                             Templeton
                                                                                             Variable
                                                                                          Products Series
                                                     Scudder VIT - Sub-Accounts          Fund Sub-Account          Vanguard Group
                                                 ------------------------------------ ------------------------  --------------------

                                                      EAFE(R)            Small          Foreign Securities       VIF Small Company
                                                   Equity Index           Cap              Fund-Class l             Growth Fund
                                                 -----------------  ----------------- ------------------------  --------------------
Assets:
Investment in variable insurance
  funds at fair value                                   $  26,954          $ 255,714              $ 2,353,716            $ 1,597,868
Receivable from Connecticut
  General Life Insurance Company                               --                 --                       --                     --
                                                 -----------------  ----------------- ------------------------  --------------------
    Total net assets                                       26,954            255,714                2,353,716              1,597,868
                                                 -----------------  ----------------- ------------------------  ------------------

Accumulation units outstanding -
  Contracts sold before May 1, 1998 (RVUL 01)               4,108              6,088                   65,511                  1,105
Net asset value per accumulation unit                   $ 6.16154          $ 9.55371              $   9.46995            $   9.76759

Accumulation units outstanding -
  Contracts sold after April 30, 1998 (RVUL 02)               309             21,965                  222,951                162,337
Net asset value per accumulation unit                   $ 5.31553          $ 8.99391              $   7.77449            $   9.77642

                                                 -----------------  ----------------- ------------------------  --------------------
Accumulation net assets                                 $  26,954          $ 255,714              $ 2,353,716            $ 1,597,868
                                                 =================  ================= ========================  ====================

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2002

                                                                 Alger American Portfolio Sub-Accounts
                                                             -----------------------------------------------

                                                                                 MidCap          Small
                                                                Growth           Growth      Capitalization
                                                             --------------  --------------- ---------------
Investment income:
Dividends                                                     $      1,831     $         --    $         --

Expenses:
Mortality and expense risk                                          26,268           20,700          16,093
Administrative charges                                               4,404            3,433           2,711
                                                             --------------  --------------- ---------------
    Net investment gain (loss)                                     (28,841)         (24,133)        (18,804)
                                                             --------------  --------------- ---------------

Net realized and unrealized gain
  (loss) on investments:
Capital gain distributions from portfolio sponsors                      --               --              --
Net realized gain (loss) on share transactions                    (147,772)      (1,992,949)     (2,585,417)
                                                             --------------  --------------- ----------------
   Net realized gain (loss)                                       (147,772)      (1,992,949)     (2,585,417)
Change in net unrealized gain (loss)                            (1,701,565)         620,046       1,544,755
                                                             --------------  --------------- ---------------
    Net realized and unrealized
      gain (loss) on investments                                (1,849,337)      (1,372,903)     (1,040,662)
                                                             --------------  --------------- ----------------

Net increase (decrease) in net assets
  from operations                                             $ (1,878,178)    $ (1,397,036)   $ (1,059,466)
                                                             ==============  =============== ===============

                                                                       CIGNA Variable
                                                                       Products Group
                                                                        Sub-Accounts
                                                       -----------------------------------------------
                                                        TimesSquare
                                                        Investment      TimesSquare      TimesSquare
                                                        Grade Bond     Money Market        S&P 500
                                                       -------------- ----------------  --------------
Investment income:
Dividends                                                  $ 421,331        $ 149,927    $    463,605

Expenses:
Mortality and expense risk                                    59,083           85,902         226,177
Administrative charges                                         8,466           10,696          29,268
                                                       -------------- ----------------  --------------
    Net investment gain (loss)                               353,782           53,329         208,160
                                                       -------------- ----------------  --------------

Net realized and unrealized gain
  (loss) on investments:
Capital gain distributions from portfolio sponsors                --               --         969,486
Net realized gain (loss) on share transactions                31,908               --         (98,246)
                                                       -------------- ----------------  --------------
   Net realized gain (loss)                                   31,908               --         871,240
Change in net unrealized gain (loss)                         295,905               --      (8,998,955)
                                                       -------------- ----------------  --------------
    Net realized and unrealized
      gain (loss) on investments                             327,813               --      (8,127,715)
                                                       -------------- ----------------  --------------

Net increase (decrease) in net assets
  from operations                                          $ 681,595         $ 53,329    $ (7,919,555)
                                                       ============== ================  ==============


                                                                                     Fidelity Variable
                                                       Fidelity Variable Insurance      Insurance
                                                              Products Fund          Products Fund ll
                                                               Sub-Accounts            Sub-Account          Goldman Sachs
                                                       ----------------------------  ----------------  ----------------------

                                                          Equity-         High         Investment             MidCap
                                                          Income         Income        Grade Bond              Value
                                                       --------------  ------------  ----------------  ----------------------
Investment income:
Dividends
                                                            $ 34,468     $ 191,481         $ 128,723                $ 15,937
Expenses:
Mortality and expense risk
Administrative charges                                        18,030         8,570            28,398                   1,460
                                                               2,537         1,510             3,341                     265
    Net investment gain (loss)                         --------------  ------------  ----------------  ----------------------
                                                              13,901       181,401            96,984                  14,212
                                                       --------------  ------------  ----------------  ----------------------

Net realized and unrealized gain
  (loss) on investments:
Capital gain distributions from portfolio sponsors
Net realized gain (loss) on share transactions                46,914            --                --                   4,649
                                                             (23,688)     (802,029)            2,627                      30
                                                       -------------- ------------- -----------------------------------------
   Net realized gain (loss)                                   23,226      (802,029)            2,627                   4,679
Change in net unrealized gain (loss)                        (348,578)      538,458           201,780                  (3,080)
                                                       -------------- ------------- -----------------  ----------------------
    Net realized and unrealized
      gain (loss) on investments                            (325,352)     (263,571)          204,407                   1,599
                                                       -------------- ------------- -----------------  ----------------------

Net increase (decrease) in net assets
  from operations                                          $(311,451)    $ (82,170)        $ 301,391                $ 15,811
                                                       ============== ============= =================  ======================


                                                            Janus Aspen Series                                      Neuberger
                                                               Sub-Accounts           MFS Series Sub-Accounts        Berman
                                                        --------------------------- ----------------------------- --------------

                                                                                      Emerging         Total
                                                         Balanced      Worldwide       Growth         Return      AMT Partners
                                                        ------------ -------------- -------------- -------------- --------------
Investment income:
Dividends
                                                          $   5,391    $    41,528      $      --      $  14,489       $     --
Expenses:
Mortality and expense risk
Administrative charges                                        1,351         38,190          9,654          6,425             43
                                                                198          5,690          1,295            841              6
    Net investment gain (loss)                          ------------ -------------- -------------- -------------- --------------
                                                              3,842         (2,352)       (10,949)         7,223            (49)
                                                        ------------ -------------- -------------- -------------- --------------

Net realized and unrealized gain
  (loss) on investments:
Capital gain distributions from portfolio sponsors
Net realized gain (loss) on share transactions                   --             --             --         11,487             --
                                                                454     (1,866,778)      (145,706)        (4,869)          (536)
                                                       ------------- -------------- -------------- -------------- --------------
   Net realized gain (loss)                                     454     (1,866,778)      (145,706)         6,618           (536)
Change in net unrealized gain (loss)                        (18,928)         7,340       (439,493)       (67,220)        (1,161)
                                                        ------------ -------------- -------------- -------------- --------------
    Net realized and unrealized
      gain (loss) on investments                            (18,474)    (1,859,438)      (585,199)       (60,602)        (1,697)
                                                       ------------- -------------- -------------- -------------- --------------

Net increase (decrease) in net assets
  from operations                                         $ (14,632)   $(1,861,790)     $(596,148)     $ (53,379)      $ (1,746)
                                                        ============ ============== ============== ============== ==============

                                                          OCC Accumulation Trust - Sub-Accounts         PIMCO
                                                       --------------------------------------------  ------------

                                                                                         Small       High Yield
                                                           Equity         Managed         Cap           Fund
                                                       --------------- -------------- -------------  ------------
Investment income:
Dividends                                                   $   2,516      $   1,911    $      948      $ 77,174

Expenses:
Mortality and expense risk                                      2,337            753        11,326         5,305
Administrative charges                                            280             89         1,371           917
                                                       --------------- -------------- -------------  ------------
    Net investment gain (loss)                                   (101)         1,069       (11,749)       70,952
                                                       --------------- -------------- -------------  ------------

Net realized and unrealized gain
  (loss) on investments:
Capital gain distributions from portfolio sponsors              2,246             --       205,771            --
Net realized gain (loss) on share transactions                 (3,636)        (4,805)         (792)          101
                                                       --------------- -------------- -------------  ------------
   Net realized gain (loss)                                    (1,390)        (4,805)      204,979           101
Change in net unrealized gain (loss)                          (68,453)       (15,524)     (538,665)      339,014
                                                       --------------- -------------- -------------  ------------
    Net realized and unrealized
      gain (loss) on investments                              (69,843)       (20,329)     (333,686)      339,115
                                                       --------------- -------------- -------------  --------------

Net increase (decrease) in net assets
  from operations                                           $ (69,944)     $ (19,260)   $ (345,435)     $410,067
                                                       =============== ============== =============  ============

                                                                                            Templeton
                                                                                             Variable
                                                                                         Products Series
                                                        Scudder VIT - Sub-Accounts       Fund Sub-Account        Vanguard Group
                                                       -----------------------------  ----------------------- ---------------------

                                                          EAFE(R)         Small         Foreign Securities     VIF Small Company
                                                       Equity Index        Cap             Fund-Class l           Growth Fund
                                                       -------------  --------------  ----------------------- ---------------------
Investment income:
Dividends                                                     $ 431         $ 1,993                 $ 19,437                   $--

Expenses:
Mortality and expense risk                                      243           1,188                   10,085                 1,622
Administrative charges                                           33             159                    1,351                   294
                                                       -------------  --------------  ----------------------- ---------------------
    Net investment gain (loss)                                  155             646                    8,001                (1,916)
                                                       -------------  --------------  ----------------------- ---------------------

Net realized and unrealized gain
  (loss) on investments:
Capital gain distributions from portfolio sponsors               --             150                       --                    --
Net realized gain (loss) on share transactions               (3,903)        (26,130)                  (3,411)                  125
                                                       -------------  --------------  ----------------------- ---------------------
   Net realized gain (loss)                                  (3,903)        (25,980)                  (3,411)                  125
Change in net unrealized gain (loss)                         (7,768)         (9,558)                (197,577)               36,654
                                                       -------------  --------------  ----------------------- ---------------------
    Net realized and unrealized
      gain (loss) on investments                            (11,671)        (35,538)                (200,988)               36,779
                                                       -------------  --------------  ----------------------- ---------------------

Net increase (decrease) in net assets
  from operations                                         $ (11,516)      $ (34,892)              $ (192,987)             $ 34,863
                                                       =============  ==============  ======================= =====================

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2002

                                                                    Alger American Portfolio Sub-Accounts
                                                              -------------------------------------------------------

                                                                                   MidCap               Small
                                                               Growth              Growth           Capitalization
                                                              --------------  ------------------  -------------------
Operations:
Net investment gain (loss)                                      $   (28,841)        $   (24,133)         $   (18,804)
Net realized gain (loss)                                           (147,772)         (1,992,949)          (2,585,417)
Change in net unrealized gain (loss)                             (1,701,565)            620,046            1,544,755
                                                              --------------  ------------------  -------------------
    Net increase (decrease) in net assets from operations        (1,878,178)         (1,397,036)          (1,059,466)
                                                              --------------  ------------------  -------------------

Accumulation unit transactions:
Participant deposits                                              1,552,759           1,527,299            1,579,358
Participant transfers, net                                          780,555          (2,359,551)          (2,047,820)
Participant withdrawals                                            (388,992)           (388,992)            (288,194)
                                                              --------------  ------------------  -------------------
    Net increase (decrease) from participant transactions         1,944,322          (1,221,244)            (756,656)
                                                              --------------  ------------------  -------------------

      Total increase (decrease) in net assets                        66,144          (2,618,280)          (1,816,122)

Net assets:
Beginning of period                                               3,851,224           3,247,677            2,107,727
                                                              --------------  ------------------  -------------------
End of period                                                   $ 3,917,368         $   629,397          $   291,605
                                                              ==============  ==================  ===================

                                                                                     CIGNA Variable
                                                                                     Products Group
                                                                                      Sub-Accounts
                                                              -------------------------------------------------------------
                                                                 TimesSquare
                                                                 Investment           TimesSquare          TimesSquare
                                                                 Grade Bond           Money Market           S&P 500
                                                              ------------------   -------------------  -------------------
Operations:
Net investment gain (loss)                                          $   353,782          $     53,329         $    208,160
Net realized gain (loss)                                                 31,908                    --              871,240
Change in net unrealized gain (loss)                                    295,905                    --           (8,998,955)
                                                              ------------------   -------------------  -------------------
    Net increase (decrease) in net assets from operations               681,595                53,329           (7,919,555)
                                                              ------------------   -------------------  -------------------

Accumulation unit transactions:
Participant deposits                                                  2,109,514             8,001,375            5,800,906
Participant transfers, net                                            1,001,822            (6,589,878)             741,491
Participant withdrawals                                                (392,627)             (534,699)          (1,539,039)
                                                              ------------------   -------------------  -------------------
    Net increase (decrease) from participant transactions             2,718,709               876,798            5,003,358
                                                              ------------------   -------------------  -------------------

      Total increase (decrease) in net assets                         3,400,304               930,127           (2,916,197)

Net assets:
Beginning of period                                                   7,437,948            10,096,012           30,531,206
                                                              ------------------   -------------------  -------------------
End of period                                                       $10,838,252          $ 11,026,139         $ 27,615,009
                                                              ==================   ===================  ===================

                                                                                                   Fidelity Variable
                                                                Fidelity Variable Insurance            Insurance
                                                                        Products Fund              Products Fund ll
                                                                        Sub-Accounts                  Sub-Account
                                                              ---------------------------------- ----------------------

                                                                  Equity-            High             Investment
                                                                  Income            Income            Grade Bond
                                                              ----------------- ---------------- ----------------------
Operations:
Net investment gain (loss)                                          $   13,901      $   181,401            $    96,984
Net realized gain (loss)                                                23,226         (802,029)                 2,627
Change in net unrealized gain (loss)                                  (348,578)         538,458                201,780
                                                              ----------------- ---------------- ----------------------
    Net increase (decrease) in net assets from operations             (311,451)         (82,170)               301,391
                                                              ----------------- ---------------- ----------------------

Accumulation unit transactions:
Participant deposits                                                   465,787          727,985                 14,131
Participant transfers, net                                           2,887,138       (1,511,654)                (2,053)
Participant withdrawals                                               (533,452)        (123,729)               (58,333)
                                                              ----------------- ---------------- ----------------------
    Net increase (decrease) from participant transactions            2,819,473         (907,398)               (46,255)
                                                              ----------------- ---------------- ----------------------

      Total increase (decrease) in net assets                        2,508,022         (989,568)               255,136

Net assets:
Beginning of period                                                  2,026,226        1,133,551              3,273,660
                                                              ----------------- ---------------- ----------------------
End of period                                                       $4,534,248      $   143,983            $ 3,528,796
                                                              ================= ================ ======================

                                                                                                 Janus Aspen Series
                                                                  Goldman Sachs                     Sub-Accounts
                                                              ----------------------  ------------------------------------------

                                                                     MidCap
                                                                      Value                 Balanced              Worldwide
                                                              ----------------------  ----------------------  ------------------
Operations:
Net investment gain (loss)                                              $    14,212               $   3,842         $    (2,352)
Net realized gain (loss)                                                      4,679                     454          (1,866,778)
Change in net unrealized gain (loss)                                         (3,080)                (18,928)              7,340
                                                              ----------------------  ----------------------  ------------------
    Net increase (decrease) in net assets from operations                    15,811                 (14,632)         (1,861,790)
                                                              ----------------------  ----------------------  ------------------

Accumulation unit transactions:
Participant deposits                                                          2,204                  81,816           1,774,542
Participant transfers, net                                                1,469,230                  13,961          (2,634,996)
Participant withdrawals                                                      (5,308)                (26,922)           (426,504)
                                                              ----------------------  ----------------------  ------------------
    Net increase (decrease) from participant transactions                 1,466,126                  68,855          (1,286,958)
                                                              ----------------------  ----------------------  ------------------

      Total increase (decrease) in net assets                             1,481,937                  54,223          (3,148,748)

Net assets:
Beginning of period                                                              --                 179,468           5,883,661
                                                              ----------------------  ----------------------  ------------------
End of period                                                           $ 1,481,937               $ 233,691         $ 2,734,913
                                                              ======================  ======================  ==================

                                                                                                    Neuberger
                                                                  MFS Series Sub-Accounts             Berman
                                                              --------------------------------  -------------------

                                                                 Emerging          Total
                                                                  Growth           Return          AMT Partners
                                                              ---------------  ---------------  -------------------
Operations:
Net investment gain (loss)                                         $ (10,949)        $  7,223              $   (49)
Net realized gain (loss)                                            (145,706)           6,618                 (536)
Change in net unrealized gain (loss)                                (439,493)         (67,220)              (1,161)
                                                              ---------------  ---------------  -------------------
    Net increase (decrease) in net assets from operations           (596,148)         (53,379)              (1,746)
                                                              ---------------  ---------------  -------------------

Accumulation unit transactions:
Participant deposits                                                 281,727          107,741                2,698
Participant transfers, net                                          (131,418)          15,320               (2,530)
Participant withdrawals                                             (199,855)         (47,881)                (246)
                                                              ---------------  ---------------  -------------------
    Net increase (decrease) from participant transactions            (49,546)          75,180                  (78)
                                                              ---------------  ---------------  -------------------

      Total increase (decrease) in net assets                       (645,694)          21,801               (1,824)

Net assets:
Beginning of period                                                1,552,919          851,871                5,445
                                                              ---------------  ---------------  -------------------
End of period                                                      $ 907,225         $873,672              $ 3,621
                                                              ===============  ===============  ===================

                                                                   OCC Accumulation Trust - Sub-Accounts                PIMCO
                                                               -------------------------------------------------  ------------------

                                                                                                   Small             High Yield
                                                                 Equity          Managed            Cap                 Fund
                                                               -------------  -------------- -------------------  ------------------
Operations:
Net investment gain (loss)                                         $   (101)       $  1,069         $   (11,749)         $   70,952
Net realized gain (loss)                                             (1,390)         (4,805)            204,979                 101
Change in net unrealized gain (loss)                                (68,453)        (15,524)           (538,665)            339,014
                                                               -------------  -------------- -------------------  ------------------
    Net increase (decrease) in net assets from operations           (69,944)        (19,260)           (345,435)            410,067
                                                               -------------  -------------- -------------------  ------------------

Accumulation unit transactions:
Participant deposits                                                 65,839           9,688              50,446                 412
Participant transfers, net                                          (20,259)         (5,239)            264,709           4,689,334
Participant withdrawals                                             (78,418)        (28,703)            (42,767)            (17,120)
                                                               -------------  -------------- -------------------  ------------------
    Net increase (decrease) from participant transactions           (32,838)        (24,254)            272,388           4,672,626
                                                               -------------  -------------- -------------------  ------------------

      Total increase (decrease) in net assets                      (102,782)        (43,514)            (73,047)          5,082,693

Net assets:
Beginning of period                                                 335,946         108,439           1,301,498                  --
                                                               -------------  -------------- -------------------  ------------------
End of period                                                      $233,164        $ 64,925         $ 1,228,451          $5,082,693
                                                               =============  ============== ===================  ==================

                                                                    Scudder VIT - Sub-Accounts
                                                               --------------------------------------

                                                                    EAFE(R)               Small
                                                                 Equity Index            Cap
                                                               -----------------  -------------------
Operations:
Net investment gain (loss)                                             $    155            $     646
Net realized gain (loss)                                                 (3,903)             (25,980)
Change in net unrealized gain (loss)                                     (7,768)              (9,558)
                                                               -----------------  -------------------
    Net increase (decrease) in net assets from operations               (11,516)             (34,892)
                                                               -----------------  -------------------

Accumulation unit transactions:
Participant deposits                                                      1,813               78,554
Participant transfers, net                                               23,922              214,684
Participant withdrawals                                                  (4,540)              (9,266)
                                                               -----------------  -------------------
    Net increase (decrease) from participant transactions                21,195              283,972
                                                               -----------------  -------------------

      Total increase (decrease) in net assets                             9,679              249,080

Net assets:
Beginning of period                                                      17,275                6,634
                                                               -----------------  -------------------
End of period                                                          $ 26,954            $ 255,714
                                                               =================  ===================

                                                                       Templeton
                                                                       Variable
                                                                    Products Series
                                                                   Fund Sub-Account            Vanguard Group
                                                                ------------------------  -------------------------

                                                                    Foreign Securities         VIF Small Company
                                                                     Fund-Class l               Growth Fund
                                                                ------------------------  -------------------------
Operations:
Net investment gain (loss)                                                  $     8,001                $    (1,916)
Net realized gain (loss)                                                         (3,411)                       125
Change in net unrealized gain (loss)                                           (197,577)                    36,654
                                                                ------------------------  -------------------------
    Net increase (decrease) in net assets from operations                      (192,987)                    34,863
                                                                ------------------------  -------------------------

Accumulation unit transactions:
Participant deposits                                                            415,815                      4,950
Participant transfers, net                                                    1,622,467                  1,564,369
Participant withdrawals                                                        (361,705)                    (6,314)
                                                                ------------------------  -------------------------
    Net increase (decrease) from participant transactions                     1,676,577                  1,563,005
                                                                ------------------------  -------------------------

      Total increase (decrease) in net assets                                 1,483,590                  1,597,868

Net assets:
Beginning of period                                                             870,126                         --
                                                                ------------------------  -------------------------
End of period                                                               $ 2,353,716                $ 1,597,868
                                                                ========================  =========================

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002
--------------------------------------------------------------------------------

1.   Organization

      CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

      At December 31, 2002, the assets of the Account are invested into variable sub-accounts, each of which is invested in shares of one of twenty-three portfolios (mutual funds) managed by twelve diversified open-end investment management companies, each portfolio having its own investment objective. The variable sub-accounts are:

    Alger American Fund:
      Alger American Growth Portfolio
      Alger American MidCap Growth Portfolio
      Alger American Small Capitalization Portfolio

    CIGNA Variable Products Group:
      TimesSquare Variable Products Investment Grade Bond Fund
      TimesSquare Variable Products Money Market Fund
      TimesSquare Variable Products S&P 500 Index Fund

    Fidelity Variable Insurance Products Fund:
      Fidelity Equity-Income Portfolio
      Fidelity High Income Portfolio

    Fidelity Variable Insurance Products Fund II:
      Fidelity Investment Grade Bond Portfolio

    Goldman Sachs Variable Insurance Trust:
      Goldman Sachs MidCap Value Fund

    Janus Aspen Series:
      Janus Aspen Series Balanced Portfolio
      Janus Aspen Series Worldwide Growth Portfolio

    MFS Variable Insurance Trust:
      MFS Emerging Growth Series
      MFS Total Return Series

    Neuberger Berman Advisors:
      Neuberger Berman Advisors Management Trust (AMT) Partners Portfolio

    OCC Accumulation Trust:
      OCC Equity Portfolio
      OCC Managed Portfolio
      OCC Small Cap Portfolio

    PIMCO Variable Insurance Trust:
      PIMCO High Yield Portfolio

    Scudder VIT Funds (formerly Deutsche Asset Management VIT Funds):
      Scudder VIT EAFE(R) Equity Index Fund
      Scudder VIT Small Cap Index Fund

    Templeton Variable Products Series Fund:
      Templeton Foreign Securities Fund - Class 1

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

    Vanguard Variable Insurance Fund:
      Vanguard VIF Small Company Growth Portfolio

      During 2002, there were three new funds added: Goldman Sachs Midcap Value, PIMCO High Yield Fund and Vanguard VIF Small Company Growth Fund.

2. Significant Accounting Policies

      These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

      A. Investment Valuation: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 2002. The change in the difference between cost and value is reflected as a change in net unrealized gain (loss) in the Statements of Operations.

      B. Investment Transactions: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life. Amounts due to or due from CG Life as of December 31, 2002 are recorded as payables to/receivables from CG Life in the Statements of Assets and Liabilities.

      C. Federal Income Taxes: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

      D. Contract Policies: New policies issued in the current year related to pre-existing contracts are deemed issued under that contract's original effective date, with regard to fee structures.

3. Investments

      Total mutual fund shares held and cost of investments as of December 31, 2002 were:

-------------------------------------------------------------------------------------
                                                                            Cost of
Mutual Fund Shares held by Sub-Accounts                     Shares Held   Investments
-------------------------------------------------------------------------------------
Alger American Growth Portfolio                                159,049   $ 7,031,807
Alger American MidCap Growth Portfolio                          50,555     1,362,073
Alger American Small Capitalization Portfolio                   23,883     1,009,375
Fidelity Equity-Income Portfolio                               249,683     4,984,889
Fidelity High Income Portfolio                                  24,283       299,701
Fidelity Investment Grade Bond Portfolio                       257,577     3,111,634
Goldman Sachs MidCap Value Fund                                139,674     1,485,017
Janus Aspen Series Balanced Portfolio                           11,350       270,200
Janus Aspen Series Worldwide Growth Portfolio                  129,925     3,827,324
MFS Emerging Growth Series                                      76,174     1,654,651
MFS Total Return Series                                         50,974       926,605
Neuberger Berman AMT Partners Portfolio                            318         5,131
OCC Equity Portfolio                                             9,098       321,983
OCC Managed Portfolio                                            1,981        73,914
OCC Small Cap Portfolio                                         57,084     1,515,586
PIMCO High Yield Portfolio                                     708,884     4,743,686
Scudder VIT EAFE(R) Equity Index Fund                            4,166        44,208
Scudder VIT Small Cap Index Fund                                30,263       265,537
Templeton Foreign Securities Fund - Class 1                    247,499     3,206,897
TimesSquare Variable Products Investment Grade Bond Fund     1,069,916    10,699,176
TimesSquare Variable Products Money Market Fund             11,026,147    11,026,055
TimesSquare Variable Products S&P 500 Index Fund             2,170,991    35,107,483
Vanguard VIF Small Company Growth Portfolio                    133,267     1,561,215
-------------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

3. Investments (continued)

Total purchases and sales of shares of each mutual fund for the years ended December 31, 2002, 2001 and 2000 were as follows:

--------------------------------------------------------------------------------------
                                    December 31, 2002
--------------------------------------------------------------------------------------
Mutual Fund Shares held by Sub-Account                       Purchases        Sales
--------------------------------------------------------------------------------------
Alger American Growth Portfolio                              $2,691,306     $ 775,825
Alger American MidCap Growth Portfolio                        2,046,404     3,291,781
Alger American Small Capitalization Portfolio                 2,016,088     2,791,548
Fidelity Equity-Income Portfolio                              4,060,176     1,226,802
Fidelity High Income Portfolio                                1,178,706     1,904,703
Fidelity Investment Grade Bond Portfolio                        142,219        91,490
Goldman Sachs MidCap Value Fund                               1,491,551        11,213
Janus Aspen Series Balanced Portfolio                           115,821        43,124
Janus Aspen Series Worldwide Growth Portfolio                 2,315,939     3,605,249
MFS Emerging Growth Series                                      433,864       494,359
MFS Total Return Series                                         192,958       110,555
Neuberger Berman AMT Partners Portfolio                           4,859         4,986
OCC Equity Portfolio                                             77,891       110,830
OCC Managed Portfolio                                             9,858        33,043
OCC Small Cap Portfolio                                         543,797       283,158
PIMCO High Yield Portfolio                                    4,766,749        23,171
Scudder VIT EAFE(R) Equity Index Fund                            36,661        15,311
Scudder VIT Small Cap Index Fund                                384,924       100,306
Templeton Foreign Securities Fund - Class 1                   2,043,315       358,737
TimesSquare Variable Products Investment Grade Bond Fund      6,573,428     3,500,938
TimesSquare Variable Products Money Market Fund               6,792,456     5,862,329
TimesSquare Variable Products S&P 500 Index Fund             11,152,744     5,941,226
Vanguard VIF Small Company Growth Portfolio                   1,568,353         7,264
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                    December 31, 2001
--------------------------------------------------------------------------------------
Mutual Fund Shares held by Sub-Account                       Purchases        Sales
--------------------------------------------------------------------------------------
Alger American Growth Portfolio                            $  2,522,171    $1,407,938
Alger American MidCap Growth Portfolio                        3,079,267       898,940
Alger American Small Capitalization Portfolio                 1,327,404       967,539
Fidelity Equity-Income Portfolio                              1,334,810       884,332
Fidelity High Income Portfolio                                  821,430       619,348
Fidelity Investment Grade Bond Portfolio                        280,155     1,606,436
Goldman Sachs MidCap Value Fund                                       -             -
Janus Aspen Series Balanced Portfolio                           121,904       137,048
Janus Aspen Series Worldwide Growth Portfolio                 2,910,590     2,232,342
MFS Emerging Growth Series                                      977,375     1,392,447
MFS Total Return Series                                         880,267       251,367
Neuberger Berman AMT Partners Portfolio                           1,991         5,706
OCC Equity Portfolio                                            103,922        83,779
OCC Managed Portfolio                                            31,003       454,157
OCC Small Capitalization Portfolio                              350,166       527,398
PIMCO High Yield Portfolio                                           --            --
Scudder VIT EAFE(R) Equity Index Fund                             1,386       199,717
Scudder VIT Small Capitalization Index Fund                       4,930       159,222
Templeton International Fund - Class 1                          650,746     1,640,962
TimesSquare Variable Products Investment Grade Bond Fund      2,804,950     2,291,923
TimesSquare Variable Products Money Market Fund               8,059,596     5,402,745
TimesSquare Variable Products S&P 500 Index Fund              6,715,238     8,161,515
Vanguard VIF Small Company Growth Portfolio                          --            --
--------------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                 December 31, 2000
-----------------------------------------------------------------------------------
Mutual Fund Shares held by Sub-Account                      Purchases      Sales
-----------------------------------------------------------------------------------
Alger American Growth Portfolio                            $ 4,651,711   $1,906,001
Alger American MidCap Growth Portfolio                       3,707,656    1,480,248
Alger American Small Capitalization Portfolio                4,647,608    1,499,902
Fidelity Equity-Income Portfolio                               868,613      514,107
Fidelity High Income Portfolio                               1,609,200      830,813
Fidelity Investment Grade Bond Portfolio                       354,260      153,875
Goldman Sachs MidCap Value Fund                                     --           --
Janus Aspen Series Worldwide Growth Portfolio                5,919,681    1,925,662
Janus Aspen Series Balanced Portfolio                          218,545        2,928
MFS Emerging Growth Series                                   1,764,253      474,765
MFS Total Return Series                                        199,282      184,700
Neuberger & Berman AMT Partners                                  9,800           84
OCC Equity Portfolio                                           137,017       58,770
OCC Managed Portfolio                                          174,834      428,069
OCC Small Cap Portfolio                                         24,271       42,688
PIMCO High Yield Portfolio                                          --           --
Scudder VIT EAFE(R) Equity Index Fund                          422,996      149,664
Scudder VIT Small Capitalization Index Fund                    198,579       18,817
Templeton International Fund - Class 1                       1,059,535      255,156
TimesSquare Variable Products Investment Grade Bond Fund     5,617,227      293,324
TimesSquare Variable Products Money Market Fund             11,134,005    4,361,698
TimesSquare Variable Products S&P 500 Index Fund             7,976,612    5,598,134
Vanguard VIF Small Company Growth Portfolio                         --           --
-----------------------------------------------------------------------------------

Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2002, 2001 and 2000 were as follows:

-------------------------------------------------------------------------------------------
                                    December 31, 2002
-------------------------------------------------------------------------------------------
                                                                                      Net
                                                              Units      Units     Increase
Sub-Account                                                  Issued    Redeemed   (Decrease)
-------------------------------------------------------------------------------------------
Alger American Growth Portfolio                              296,933    (86,269)    210,664
Alger American MidCap Growth Portfolio                       267,264   (491,518)   (224,254)
Alger American Small Capitalization Portfolio                153,625   (328,574)   (174,949)
Fidelity Equity-Income Portfolio                             427,027    (96,733)    330,294
Fidelity High Income Portfolio                               137,914   (277,190)   (139,276)
Fidelity Investment Grade Bond Portfolio                       1,011     (4,330)     (3,319)
Goldman Sachs MidCap Value Fund                              154,521       (518)    154,003
Janus Aspen Series Balanced Portfolio                         13,732     (5,687)      8,045
Janus Aspen Series Worldwide Growth Portfolio                228,210   (434,273)   (206,063)
MFS Emerging Growth Series                                    44,829    (59,744)    (14,915)
MFS Total Return Series                                       14,956     (8,052)      6,904
Neuberger Berman AMT Partners Portfolio                          538       (644)       (106)
OCC Equity Portfolio                                           6,182     (8,724)     (2,542)
OCC Managed Portfolio                                            665     (2,898)     (2,233)
OCC Small Cap Portfolio                                       22,192     (4,559)     17,633
PIMCO High Yield Portfolio                                   466,767     (1,696)    465,071
Scudder VIT EAFE(R) Equity Index Fund                          4,617     (2,727)      1,890
Scudder VIT Small Cap Index Fund                              37,653    (10,182)     27,471
Templeton Foreign Securities Fund - Class 1                  248,315    (37,576)    210,739
TimesSquare Variable Products Investment Grade Bond Fund     513,864   (291,318)    222,546
TimesSquare Variable Products Money Market Fund              583,131   (507,949)     75,182
TimesSquare Variable Products S&P 500 Index Fund           1,008,653   (558,287)    450,366
Vanguard VIF Small Company Growth Portfolio                  164,016       (574)    163,442

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

3. Investments (continued)

-------------------------------------------------------------------------------------------
                                    December 31, 2001
-------------------------------------------------------------------------------------------
                                                                                    Net
                                                            Units      Units     Increase
Sub-Account                                                Issued    Redeemed   (Decrease)
-------------------------------------------------------------------------------------------
Alger American Growth Portfolio                            184,411   (101,286)     83,125
Alger American MidCap Growth Portfolio                     146,628   (114,516)     32,112
Alger American Small Capitalization Portfolio              118,422    (54,991)     63,431
Fidelity Equity-Income Portfolio                            90,920    (63,152)     27,768
Fidelity High Income Portfolio                              81,428    (70,305)     11,123
Fidelity Investment Grade Bond Portfolio                     2,535   (124,707)   (122,172)
Goldman Sachs MidCap Value Fund                                 --         --          --
Janus Aspen Series Balanced Portfolio                       12,948    (14,339)     (1,391)
Janus Aspen Series Worldwide Growth Portfolio              235,753   (164,007)     71,746
MFS Emerging Growth Series                                  67,525    (82,373)    (14,848)
MFS Total Return Series                                     64,244    (19,866)     44,378
Neuberger Berman AMT Partners Portfolio                        166       (576)       (410)
OCC Equity Portfolio                                         7,398     (5,768)      1,630
OCC Managed Portfolio                                        2,060    (32,142)    (30,082)
OCC Small Cap Portfolio                                     15,910    (34,823)    (18,913)
PIMCO High Yield Portfolio                                      --         --          --
Scudder VIT EAFE(R) Equity Index Fund                          188    (21,318)    (21,130)
Scudder VIT Small Cap Index Fund                               401    (14,035)    (13,634)
Templeton Foreign Securities Fund - Class 1                 26,130   (135,624)   (109,494)
TimesSquare Variable Products Investment Grade Bond Fund   187,761   (202,108)    (14,347)
TimesSquare Variable Products Money Market Fund            668,419   (466,937)    201,482
TimesSquare Variable Products S&P 500 Index Fund           508,212   (597,015)    (88,803)
Vanguard VIF Small Company Growth Portfolio                     --         --          --
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                    December 31, 2000
-------------------------------------------------------------------------------------------
                                                                                    Net
                                                            Units      Units     Increase
Sub-Account                                                Issued    Redeemed   (Decrease)
-------------------------------------------------------------------------------------------
Alger American Growth Portfolio                            304,814   (129,424)    175,390
Alger American MidCap Growth Portfolio                     263,458   (113,860)    149,598
Alger American Small Capitalization Portfolio              236,205   (104,568)    131,637
Fidelity Equity-Income Portfolio                            60,669    (37,581)     23,088
Fidelity High Income Portfolio                             158,470    (82,974)     75,496
Fidelity Investment Grade Bond Portfolio                     5,919    (10,006)     (4,087)
Goldman Sachs MidCap Value Fund                                 --         --          --
Janus Aspen Series Balanced Portfolio                       21,431       (258)     21,173
Janus Aspen Series Worldwide Growth Portfolio              321,698   (118,908)    202,790
MFS Emerging Growth Series                                  71,911    (19,749)     52,162
MFS Total Return Series                                     18,512    (18,099)        413
Neuberger Berman AMT Partners Portfolio                        991         (7)        984
OCC Equity Portfolio                                         8,735     (4,392)      4,343
OCC Managed Portfolio                                        8,416    (33,147)    (24,731)
OCC Small Cap Portfolio                                      1,636     (2,695)     (1,059)
PIMCO High Yield Portfolio                                      --         --          --
Scudder VIT EAFE(R) Equity Index Fund                       34,935    (12,444)     22,491
Scudder VIT Small Cap Index Fund                            15,573     (1,466)     14,107
Templeton Foreign Securities Fund - Class 1                 61,106    (17,402)     43,704
TimesSquare Variable Products Investment Grade Bond Fund   517,409    (26,972)    490,437
TimesSquare Variable Products Money Market Fund            469,214   (353,697)    115,517
TimesSquare Variable Products S&P 500 Index Fund           980,271   (408,920)    571,351
Vanguard VIF Small Company Growth Portfolio                     --         --          --
-------------------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

4. Charges and Deductions

      For all contracts, CG Life charges each variable sub-account for mortality and expense risks based on the current value of each sub-account's assets. On all contracts sold after April 30, 1998, this fee is calculated as the daily equivalent of the annual rate of .55% during the first fifteen policy years and ..15% thereafter. All contracts considered sold before May 1, 1998 have an annual fee for mortality and expense risks of .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

      For all contracts, CG Life charges each variable sub-account for administrative costs. On all contracts sold after April 30, 1998, this fee is calculated as a daily equivalent of the annual rate of .10% per year during the first fifteen policy years only. For all contracts considered sold before May 1, 1998, CG Life charges administrative costs at the rate of .10% per year for the first ten policy years only.

      Both the mortality and expense risk charges and the administrative fee deductions are also assessed against amounts held in the fixed account, if any. The fixed account is part of the general account of CG Life and is not included in these financial statements.

      CG Life charges a one-time policy issue fee of $175, that represents a portion of CG Life's administrative expenses for all contracts sold after April 30, 1998 and $250 for all contracts considered sold before May 1, 1998. Policy issue fees for 2002, 2001 and 2000 which were deducted from initial premium payments before amounts were invested in the Account, amounted to $113,950, $53,275 and $72,225, respectively.

      For all contracts considered sold after April 30, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities. Additional premium loads of 45% of premium payments up to target premium specified in the policy are deducted in the first policy year and an additional 12% of premium payments up to target premium are deducted in years two through ten. If the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

      For all contracts considered sold before May 1, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities. An additional 40% of premium payments, up to one guideline annual premium, as defined in the Account's prospectus, are deducted in the first policy year. If the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium are deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

      CG Life charges a monthly operations fee of $8 per month. This charge is for operations such as premium billings and collections, policy value calculations, confirmations and periodic reports.

      CG Life deducts a monthly charge for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class of the insured (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charges are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

      CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the years ended December 31, 2002, 2001 or 2000.

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

4. Charges and Deductions (continued)

      Fees charged by CG Life for premium loads are deducted from premium payments. Administrative fees and amounts deducted for the cost of insurance are included in participant withdrawals. Premium loads, net of refunds, administrative fees and costs of insurance, by variable sub-account, for the years ended December 31, 2002, 2001 and 2000 amounted to:

-----------------------------------------------------------------------------------------------
            Premium Loads, net of (Refunds)
Sub-Account                                                    2002        2001         2000
-----------------------------------------------------------------------------------------------
Alger American Growth Portfolio                            $  138,428   $ 154,471    $   89,810
Alger American MidCap Growth Portfolio                        136,424      79,604        18,560
Alger American Small Capitalization Portfolio                 136,042      81,840        60,111
Fidelity Equity-Income Portfolio                               54,250      34,205        46,964
Fidelity High Income Portfolio                                 63,619      39,980         6,906
Fidelity Investment Grade Bond Portfolio                          974         863         2,862
Goldman Sachs MidCap Value Fund                                   386          --            --
Janus Aspen Series Balanced Portfolio                           8,150      12,555         1,166
Janus Aspen Series Worldwide Growth Portfolio                 164,393     175,561       122,235
MFS Emerging Growth Series                                     29,261      50,988        83,306
MFS Total Return Series                                        10,917      22,308        19,887
Neuberger Berman AMT Partners Portfolio                           480         111           131
OCC Equity Portfolio                                            5,195       7,870         8,219
OCC Managed Portfolio                                             674       2,008         8,316
OCC Small Cap Portfolio                                         5,865       7,560         1,916
PIMCO High Yield Portfolio                                         29          --            --
Scudder VIT EAFE(R) Equity Index Fund                             172        (138)       13,087
Scudder VIT Small Cap Index Fund                               17,151         495         6,673
Templeton Foreign Securities Fund - Class 1                    35,610      26,548        55,379
TimesSquare Variable Products Investment Grade Bond Fund      152,885     146,829       174,209
TimesSquare Variable Products Money Market Fund             1,750,075     594,205     1,978,425
TimesSquare Variable Products S&P 500 Index Fund              524,067     511,951       470,626
Vanguard VIF Small Company Growth Portfolio                       794          --            --
-----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                  Administrative Fees
Sub-Account                                                   2002      2001      2000
---------------------------------------------------------------------------------------
Alger American Growth Portfolio                            $  9,678   $ 9,930   $10,782
Alger American MidCap Growth Portfolio                        7,215     7,435     5,012
Alger American Small Capitalization Portfolio                 6,771     7,450     8,788
Fidelity Equity-Income Portfolio                             12,214    12,014    13,857
Fidelity High Income Portfolio                                3,325     3,250     2,940
Fidelity Investment Grade Bond Portfolio                      1,811     2,761     4,046
Goldman Sachs MidCap Value Fund                                 567        --        --
Janus Aspen Series Balanced Portfolio                           674       585       157
Janus Aspen Series Worldwide Growth Portfolio                12,156    14,128    14,919
MFS Emerging Growth Series                                    4,708     6,005    11,493
MFS Total Return Series                                       1,407     1,264     1,397
Neuberger Berman AMT Partners Portfolio                          51        12         6
OCC Equity Portfolio                                          1,526     1,724     1,601
OCC Managed Portfolio                                           307       563     2,211
OCC Small Cap Portfolio                                       1,342     1,131       937
PIMCO High Yield Portfolio                                    1,740        --        --
Scudder VIT EAFE(R) Equity Index Fund                           100       294       441
Scudder VIT Small Cap Index Fund                                318        41       151
Templeton Foreign Securities Fund - Class 1                   6,533     7,168     8,680
TimesSquare Variable Products Investment Grade Bond Fund     18,784    11,684    10,326
TimesSquare Variable Products Money Market Fund             105,170    52,884    92,088
TimesSquare Variable Products S&P 500 Index Fund             51,006    50,294    56,908
Vanguard VIF Small Company Growth Portfolio                     655        --        --
---------------------------------------------------------------------------------------

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

4. Charges and Deductions (continued)

-----------------------------------------------------------------------------------------
             Costs of Insurance Deduction
Sub-Account                                                  2002       2001       2000
-----------------------------------------------------------------------------------------
Alger American Growth Portfolio                            $116,081   $113,517   $166,472
Alger American MidCap Growth Portfolio                      105,024     91,850     67,083
Alger American Small Capitalization Portfolio                62,790     57,454     65,176
Fidelity Equity-Income Portfolio                             96,361     91,938    138,769
Fidelity High Income Portfolio                               31,834     26,790     32,142
Fidelity Investment Grade Bond Portfolio                     56,393     60,718     71,981
Goldman Sachs MidCap Value Fund                               4,741         --         --
Janus Aspen Series Balanced Portfolio                        11,366      7,550      1,620
Janus Aspen Series Worldwide Growth Portfolio               181,518    195,220    214,772
MFS Emerging Growth Series                                   78,792     91,642    153,969
MFS Total Return Series                                      43,872     36,454     31,139
Neuberger Berman AMT Partners Portfolio                         206        127         62
OCC Equity Portfolio                                         37,378     36,693     33,069
OCC Managed Portfolio                                         6,915     12,879     33,342
OCC Small Cap Portfolio                                      23,302     20,806     16,992
PIMCO High Yield Portfolio                                   15,377         --         --
Scudder VIT EAFE(R) Equity Index Fund                         4,447      3,741      5,199
Scudder VIT Small Cap Index Fund                              8,952        718      1,847
Templeton Foreign Securities Fund - Class 1                  50,337     42,899     53,466
TimesSquare Variable Products Investment Grade Bond Fund    279,027    231,578    106,348
TimesSquare Variable Products Money Market Fund             362,245    274,470    197,267
TimesSquare Variable Products S&P 500 Index Fund            969,160    909,410    852,037
Vanguard VIF Small Company Growth Portfolio                   5,659         --         --
-----------------------------------------------------------------------------------------

      For policies considered issued after April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during the months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

      For policies considered issued between May 1, 1997 and April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

      Premium load refunds for the years ended December 31, 2002, 2001 and 2000, amounted to $673,534, $852,966 and $36,374, respectively.

      For partial surrenders, a transaction charge of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are deducted, unless the policy owner and CG Life agree otherwise.

      Partial surrender transaction charges paid to CG Life for the years ended December 31, 2002, 2001 and 2000 were $200, $500 and $50, respectively.

5. Distribution of Net Income

      The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to participant fixed or variable sub-accounts.

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2002 (continued)
--------------------------------------------------------------------------------

6. Diversification Requirements

      Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations. Therefore, the Account satisfies the requirements of the regulations, and CG Life believes the Account will continue to meet such requirements.

7. Related Party Transactions

      During the year ended December 31, 2002, management fees were paid to Times Square Capital Management, an affiliate of CG Life, in its capacity as advisor to the CIGNA Variable Products Group. The advisory agreement for the underlying funds provides for a fee at the annual rate of .35% of the average net assets of the Money Market Fund, .25% of the average net assets of the S&P 500 Index Fund and .50% of the average net assets of the Investment Grade Bond Fund.

8. Financial Highlights

      A summary of Financial Highlights of the Account for the year ended December 31, 2002, follows. Footnotes within the Financial Highlights represent the following:

* These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual funds, net of management fees assessed by the fund managers, divided by average net assets. These ratios exclude those expenses, such as mortality, expense and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying mutual funds in which the sub-accounts invest.

** These ratios represent annualized contract expenses, consisting of mortality, expense and administrative fee charges, for the year ended December 31, 2002. The ratios include only those expenses that result in a direct reduction to unit values. Charges, such as policy issue fees, premium loads and transaction fees made directly to contract owner accounts through the redemption of units and expenses of underlying mutual funds are excluded.

*** These amounts represent the total return for the year ended December 31, 2002, or shorter period if the fund was initially invested in during the year, including changes in the value of the underlying funds, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. This calculation is not applicable for new funds since there is no initial value.

                         ALGER AMERICAN GROWTH PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 16.78                                        $  9.83
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)              (0.15)                                         (0.04)
Net realized and unrealized
   gain (loss) on investment
   transactions                           (5.49)                                         (3.25)
                                        -------                                        -------

Total from investment
   operations                           $ (5.64)                                       $ (3.29)
                                        -------                                        -------


Net asset value, end of
   period                               $ 11.14                                        $  6.54
                                        =======                                        =======

Total Return *** :                      -33.59%                                        -33.50%


Supplemental Data:
Net assets, end of period
   (000's)                              $   481                                        $ 3,436
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     0.03%                                          0.04%

================================================================================

                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 19.01                                        $ 13.43
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)              (0.15)                                         (1.32)
Net realized and unrealized
   gain (loss) on investment
   transactions                           (5.59)                                         (2.71)
                                        -------                                        -------

Total from investment
   operations                           $ (5.74)                                       $ (4.03)
                                        -------                                        -------


Net asset value, end of
   period                               $ 13.27                                        $  9.40
                                        =======                                        =======

Total Return *** :                      -30.21%                                        -30.00%


Supplemental Data:
Net assets, end of period
   (000's)                              $   499                                        $   131
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     0.00%                                          0.00%

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 10.27                                        $  7.65
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)              (0.10)                                         (4.02)
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.66)                                          1.98
                                        -------                                        -------

Total from investment
   operations                           $ (2.76)                                       $ (2.04)
                                        -------                                        -------


Net asset value, end of
   period                               $  7.51                                        $  5.61
                                        =======                                        =======

Total Return *** :                      -26.82%                                        -26.70%


Supplemental Data:
Net assets, end of period
   (000's)                              $   271                                        $    21
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     0.00%                                          0.00%

================================================================================

                        FIDELITY EQUITY-INCOME PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Net asset value, beginning
   of period                            $ 13.99                                        $ 10.95
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)               0.03                                           0.03
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.51)                                         (1.94)
                                        -------                                        -------

Total from investment
   operations                           $ (2.48)                                       $ (1.91)
                                        -------                                        -------


Net asset value, end of
   period                               $ 11.51                                        $  9.04
                                        =======                                        =======

Total Return *** :                      -17.73%                                        -17.48%


Supplemental Data:
Net assets, end of period
   (000's)                              $   847                                        $ 3,687
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     1.11%                                          1.42%

                         FIDELITY HIGH INCOME PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $  7.86                                        $  7.11
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)               0.95                                          22.04
Net realized and unrealized
   gain (loss) on investment
   transactions                           (0.75)                                        (21.84)
                                        -------                                        -------

Total from investment
   operations                           $  0.20                                        $  0.20
                                        -------                                        -------


Net asset value, end of
   period                               $  8.06                                        $  7.31
                                        =======                                        =======

Total Return *** :                         2.60%                                          2.78%


Supplemental Data:
Net assets, end of period
   (000's)                              $    87                                        $    57
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                    12.01%                                         13.26%

================================================================================

                    FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 13.57                                        $ 12.24
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)               0.41                                           0.32
Net realized and unrealized
   gain (loss) on investment
   transactions                            0.85                                           0.86
                                        -------                                        -------

Total from investment
   operations                           $  1.26                                        $  1.18
                                        -------                                        -------


Net asset value, end of
   period                               $ 14.83                                        $ 13.42
                                        =======                                        =======

Total Return *** :                         9.30%                                          9.62%


Supplemental Data:
Net assets, end of period
   (000's)                              $ 3,527                                        $     2
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     3.79%                                          4.19%

                           GOLDMAN SACHS MID CAP VALUE
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period or initial
   date of investment                   $    --             (September 2002)           $  9.32
                                        =======                                        -------

Income from investment
     operations:
Net investment income (loss)                 --                                           0.09
Net realized and unrealized
   gain (loss) on investment
   transactions                              --                                           0.21
                                        -------                                        -------

Total from investment
   operations                           $    --                                        $  0.30
                                        -------                                        -------


Net asset value, end of
   period                               $    --                                        $  9.62
                                        =======                                        =======

Total Return *** :                           --                                           3.25%


Supplemental Data:
Net assets, end of period
   (000's)                              $    --                                        $ 1,482
Ratio to average net assets:
   Expenses **                               --                                           0.65%
   Investment Income *                       --                                           4.90%

================================================================================

                      JANUS ASPEN SERIES BALANCED PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $  9.16                                        $  8.95
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)               0.12                                           0.16
Net realized and unrealized
   gain (loss) on investment
   transactions                           (0.79)                                         (0.79)
                                        -------                                        -------

Total from investment
   operations                           $ (0.67)                                       $ (0.63)
                                        -------                                        -------


Net asset value, end of
   period                               $  8.49                                        $  8.32
                                        =======                                        =======

Total Return *** :                       -7.32%                                         -7.05%


Supplemental Data:
Net assets, end of period
   (000's)                              $   111                                        $   123
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     2.69%                                          2.75%

                  JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 15.20                                        $ 10.26
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)              (0.05)                                          0.06
Net realized and unrealized
   gain (loss) on investment
   transactions                           (3.93)                                         (2.73)
                                        -------                                        -------

Total from investment
   operations                           $ (3.98)                                       $ (2.67)
                                        -------                                        -------


Net asset value, end of
   period                               $ 11.22                                        $  7.59
                                        =======                                        =======

Total Return *** :                      -26.18%                                        -25.98%


Supplemental Data:
Net assets, end of period
   (000's)                              $ 1,956                                        $   779
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     0.59%                                          0.87%

================================================================================

                           MFS EMERGING GROWTH SERIES
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 14.24                                        $  9.04
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)              (0.13)                                         (0.05)
Net realized and unrealized
   gain (loss) on investment
   transactions                           (4.76)                                         (3.04)
                                        -------                                        -------

Total from investment
   operations                           $ (4.89)                                       $ (3.09)
                                        -------                                        -------


Net asset value, end of
   period                               $  9.35                                        $  5.95
                                        =======                                        =======

Total Return *** :                      -34.31%                                        -34.19%


Supplemental Data:
Net assets, end of period
   (000's)                              $   571                                        $   337
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     0.00%                                          0.00%

                             MFS TOTAL RETURN SERIES
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 14.91                                        $ 11.29
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)               0.09                                           0.13
Net realized and unrealized
   gain (loss) on investment
   transactions                           (1.00)                                         (0.79)
                                        -------                                        -------

Total from investment
   operations                           $ (0.91)                                       $ (0.66)
                                        -------                                        -------


Net asset value, end of
   period                               $ 14.00                                        $ 10.63
                                        =======                                        =======

Total Return *** :                       -6.10%                                         -5.85%


Supplemental Data:
Net assets, end of period
   (000's)                              $   595                                        $   279
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     1.57%                                          2.07%

================================================================================

                     NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period or initial
   date of investment                   $  9.49                  (January 2002)        $ 10.00
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)                 --                                          (0.11)
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.36)                                         (2.15)
                                        -------                                        -------

Total from investment
   operations                           $ (2.36)                                       $ (2.26)
                                        -------                                        -------


Net asset value, end of
   period                               $  7.13                                        $  7.74
                                        =======                                        =======

Total Return *** :                      -24.87%                                        -22.56%


Supplemental Data:
Net assets, end of period
   (000's)                              $    --                                        $     4
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                       --                                           0.00%

                              OCC EQUITY PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 13.40                                        $ 10.14
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)              (0.01)                                          0.04
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.96)                                         (2.26)
                                        -------                                        -------

Total from investment
   operations                           $ (2.97)                                       $ (2.22)
                                        -------                                        -------


Net asset value, end of
   period                               $ 10.43                                        $  7.92
                                        =======                                        =======

Total Return *** :                      -22.15%                                        -21.92%


Supplemental Data:
Net assets, end of period
   (000's)                              $   219                                        $    14
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     0.86%                                          1.13%

================================================================================

                              OCC MANAGED PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 13.26                                        $ 11.09
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)               0.18                                           0.20
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.52)                                         (2.12)
                                        -------                                        -------

Total from investment
   operations                           $ (2.34)                                       $ (1.92)
                                        -------                                        -------


Net asset value, end of
   period                               $ 10.92                                        $  9.17
                                        =======                                        =======

Total Return *** :                      -17.66%                                        -17.31%


Supplemental Data:
Net assets, end of period
   (000's)                              $    63                                        $     2
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     2.20%                                          2.62%

                             OCC SMALL CAP PORTFOLIO
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 16.13                                        $ 15.50
                                        =======                                        -------

Income from investment
     operations:
Net investment income (loss)              (0.13)                                         (0.06)
Net realized and unrealized
   gain (loss) on investment
   transactions                           (3.48)                                         (3.37)
                                        -------                                        -------

Total from investment
   operations                           $ (3.61)                                       $ (3.43)
                                        -------                                        -------


Net asset value, end of
   period                               $ 12.52                                        $ 12.07
                                        =======                                        =======

Total Return *** :                      -22.38%                                        -22.13%


Supplemental Data:
Net assets, end of period
   (000's)                              $ 1,098                                        $   131
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     0.07%                                          0.07%

================================================================================

                              PIMCO HIGH YIELD FUND
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning of
   period or initial date of
   investment (August 2002)             $ 10.02                  (October 2002)        $ 10.17
                                        =======                                        -------

Income from investment
     operations:
Net investment income (loss)               0.19                                           0.15
Net realized and unrealized
   gain (loss) on investment
   transactions                            0.33                                           0.63
                                        -------                                        -------

Total from investment
   operations                           $  0.52                                        $  0.78
                                        -------                                        -------


Net asset value, end of
   period                               $ 10.54                                        $ 10.95
                                        =======                                        =======

Total Return *** :                         5.23%                                          7.72%


Supplemental Data:
Net assets, end of period
   (000's)                              $   299                                        $ 4,784
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     7.08%                                          6.90%

                     SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $  7.93                                        $  6.84
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)               0.02                                           0.27
Net realized and unrealized
   gain (loss) on investment
   transactions                           (1.79)                                         (1.79)
                                        -------                                        -------

Total from investment
   operations                           $ (1.77)                                       $ (1.52)
                                        -------                                        -------


Net asset value, end of
   period                               $  6.16                                        $  5.32
                                        =======                                        =======

Total Return *** :                      -22.34%                                        -22.25%


Supplemental Data:
Net assets, end of period
   (000's)                              $    25                                        $     2
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     1.27%                                          1.47%

================================================================================

                        SCUDDER VIT SMALL CAP INDEX FUND
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 12.14                                        $ 11.40
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)               0.04                                           0.02
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.63)                                         (2.43)
                                        -------                                        -------

Total from investment
   operations                           $ (2.59)                                       $ (2.41)
                                        -------                                        -------


Net asset value, end of
   period                               $  9.55                                        $  8.99
                                        =======                                        =======

Total Return *** :                      -21.33%                                        -21.18%


Supplemental Data:
Net assets, end of period
   (000's)                              $    58                                        $   198
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     1.17%                                          1.25%

                   TEMPLETON FOREIGN SECURITIES FUND - CLASS 1
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 11.72                                        $  9.59
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)               0.04                                           0.03
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.29)                                         (1.85)
                                        -------                                        -------

Total from investment
   operations                           $ (2.25)                                       $ (1.82)
                                        -------                                        -------


Net asset value, end of
   period                               $  9.47                                        $  7.77
                                        =======                                        =======

Total Return *** :                      -19.20%                                        -18.93%


Supplemental Data:
Net assets, end of period
   (000's)                              $   620                                        $ 1,733
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     1.25%                                          1.53%

================================================================================

            TIMESSQUARE VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 11.53                                        $ 11.76
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)               0.43                                           0.39
Net realized and unrealized
   gain (loss) on investment
   transactions                            0.45                                           0.55
                                        -------                                        -------

Total from investment
   operations                           $  0.88                                        $  0.94
                                        -------                                        -------


Net asset value, end of
   period                               $ 12.41                                        $ 12.70
                                        =======                                        =======

Total Return *** :                         7.64%                                          7.96%


Supplemental Data:
Net assets, end of period
   (000's)                              $ 4,938                                        $ 5,901
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     4.96%                                          4.85%

                 TIMESSQUARE VARIABLE PRODUCTS MONEY MARKET FUND
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 12.17                                        $ 11.54
                                        -------                                        -------

Income from investment
     operations:
Net investment income (loss)               0.05                                           0.09
Net realized and unrealized
   gain (loss) on investment
   transactions                            0.01                                           0.00
                                        -------                                        -------

Total from investment
   operations                           $  0.06                                        $  0.09
                                        -------                                        -------


Net asset value, end of
   period                               $ 12.23                                        $ 11.63
                                        =======                                        =======

Total Return *** :                         0.53%                                          0.75%


Supplemental Data:
Net assets, end of period
   (000's)                              $ 9,286                                        $ 1,740
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     1.39%                                          1.46%

================================================================================

                TIMESSQUARE VARIABLE PRODUCTS S&P 500 INDEX FUND
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 14.35                                        $ 10.50
                                        =======                                        =======

Income from investment
     operations:
Net investment income (loss)               0.06                                           0.12
Net realized and unrealized
   gain (loss) on investment
   transactions                           (3.39)                                         (2.53)
                                        -------                                        -------

Total from investment
   operations                           $ (3.33)                                       $ (2.41)
                                        -------                                        -------


Net asset value, end of
   period                               $ 11.02                                        $  8.09
                                        =======                                        =======

Total Return *** :                      -23.17%                                        -22.91%


Supplemental Data:
Net assets, end of period
   (000's)                              $20,776                                        $ 6,839
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     1.42%                                          1.94%

                        VANGUARD VIF SMALL COMPANY GROWTH
                                December 31, 2002
                              Financial Highlights

                      Contracts considered sold before May 1, 1998  Contracts considered sold after April 30, 1998
                                        (RVUL 1)                                       (RVUL 2)
                                        --------                                       --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning of
   period or initial date of
   investment (September 2002)          $  9.28                 (September 2002)       $  9.29
                                        =======                                        -------

Income from investment
     operations:
Net investment income (loss)              (0.03)                                         (0.01)
Net realized and unrealized
   gain (loss) on investment
   transactions                            0.52                                           0.50
                                        -------                                        -------

Total from investment
   operations                           $  0.49                                        $  0.49
                                        -------                                        -------


Net asset value, end of
   period                               $  9.77                                        $  9.78
                                        =======                                        =======

Total Return *** :                         5.31%                                          5.28%


Supplemental Data:
Net assets, end of period
   (000's)                              $    11                                        $ 1,587
Ratio to average net assets:
   Expenses **                             0.95%                                          0.65%
   Investment Income *                     0.00%                                          0.00%

================================================================================

                         ALGER AMERICAN GROWTH PORTFOLIO
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 19.21                              $ 11.22
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)              (0.12)                               (0.04)
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.31)                               (1.35)
                                        -------                              -------

Total from investment
   operations                           $ (2.43)                             $ (1.39)
                                        -------                              -------

Net asset value, end of
   period                               $ 16.78                              $  9.83
                                        =======                              =======

Total Return *** :                      -12.65%                              -12.39%


Supplemental Data:
Net assets, end of period
   (000's)                              $   811                              $ 3,040
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     0.25%                                0.25%

================================================================================

                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 20.53                              $ 14.47
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)              (0.18)                               (0.09)
Net realized and unrealized
   gain (loss) on investment
   transactions                           (1.34)                               (0.95)
                                        -------                              -------

Total from investment
   operations                           $ (1.52)                             $ (1.04)
                                        -------                              -------


Net asset value, end of
   period                               $ 19.01                              $ 13.43
                                        =======                              =======

Total Return *** :                       -7.40%                               -7.19%


Supplemental Data:
Net assets, end of period
   (000's)                              $   702                              $ 2,546
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     0.00%                                0.00%

                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 14.71                              $ 10.92
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)              (0.10)                               (0.05)
Net realized and unrealized
   gain (loss) on investment
   transactions                           (4.34)                               (3.22)
                                        -------                              -------

Total from investment
   operations                           $ (4.44)                             $ (3.27)
                                        -------                              -------


Net asset value, end of
   period                               $ 10.27                              $  7.65
                                        =======                              =======

Total Return *** :                      -30.18%                              -29.95%


Supplemental Data:
Net assets, end of period
   (000's)                              $   346                              $ 1,762
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     0.06%                                0.06%

================================================================================

                        FIDELITY EQUITY-INCOME PORTFOLIO
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 14.86                              $ 11.60
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)               0.09                                 0.10
Net realized and unrealized
   gain (loss) on investment
   transactions                           (0.96)                               (0.75)
                                        -------                              -------

Total from investment
   operations                           $ (0.87)                             $ (0.65)
                                        -------                              -------


Net asset value, end of
   period                               $ 13.99                              $ 10.95
                                        =======                              =======

Total Return *** :                       -5.85%                               -5.60%


Supplemental Data:
Net assets, end of period
   (000's)                              $ 1,696                              $   330
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     1.57%                                1.57%

                         FIDELITY HIGH INCOME PORTFOLIO
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $  8.99                              $  8.11
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)               0.95                                 0.85
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.08)                               (1.85)
                                        -------                              -------

Total from investment
   operations                           $ (1.13)                             $ (1.00)
                                        -------                              -------


Net asset value, end of
   period                               $  7.86                              $  7.11
                                        =======                              =======

Total Return *** :                      -12.57%                              -12.33%


Supplemental Data:
Net assets, end of period
   (000's)                              $   113                              $ 1,021
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                    11.78%                               11.78%

================================================================================

                    FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 12.63                              $ 11.36
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)               0.74                                 0.68
Net realized and unrealized
   gain (loss) on investment
   transactions                            0.20                                 0.20
                                        -------                              -------

Total from investment
   operations                           $  0.94                              $  0.88
                                        -------                              -------


Net asset value, end of
   period                               $ 13.57                              $ 12.24
                                        =======                              =======

Total Return *** :                         7.44%                                7.75%


Supplemental Data:
Net assets, end of period
   (000's)                              $ 3,274                              $    --
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     6.53%                                6.53%

                      JANUS ASPEN SERIES BALANCED PORTFOLIO
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $  9.70                              $  9.45
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)               0.17                                 0.19
Net realized and unrealized
   gain (loss) on investment
   transactions                           (0.71)                               (0.69)
                                        -------                              -------

Total from investment
   operations                           $ (0.54)                             $ (0.50)
                                        -------                              -------


Net asset value, end of
   period                               $  9.16                              $  8.95
                                        =======                              =======

Total Return *** :                       -5.57%                               -5.29%


Supplemental Data:
Net assets, end of period
   (000's)                              $   107                              $    73
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     2.72%                                2.72%

================================================================================

                  JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 19.79                              $ 13.31
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)              (0.08)                               (0.02)
Net realized and unrealized
   gain (loss) on investment
   transactions                           (4.51)                               (3.03)
                                        -------                              -------

Total from investment
   operations                           $ (4.59)                             $ (3.05)
                                        -------                              -------


Net asset value, end of
   period                               $ 15.20                              $ 10.26
                                        =======                              =======

Total Return *** :                      -23.19%                              -22.92%


Supplemental Data:
Net assets, end of period
   (000's)                              $ 2,855                              $ 3,028
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     0.47%                                0.47%

                           MFS EMERGING GROWTH SERIES
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 21.62                              $ 13.69
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)              (0.15)                               (0.06)
Net realized and unrealized
   gain (loss) on investment
   transactions                           (7.23)                               (4.59)
                                        -------                              -------

Total from investment
   operations                           $ (7.38)                             $ (4.65)
                                        -------                              -------


Net asset value, end of
   period                               $ 14.24                              $  9.04
                                        =======                              =======

Total Return *** :                      -34.14%                              -33.97%


Supplemental Data:
Net assets, end of period
   (000's)                              $   971                              $   582
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     0.00%                                0.00%

================================================================================

                             MFS TOTAL RETURN SERIES
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 15.01                              $ 11.33
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)               0.29                                 0.23
Net realized and unrealized
   gain (loss) on investment
   transactions                           (0.39)                               (0.27)
                                        -------                              -------

Total from investment
   operations                           $ (0.10)                             $ (0.04)
                                        -------                              -------


Net asset value, end of
   period                               $ 14.91                              $ 11.29
                                        =======                              =======

Total Return *** :                       -0.67%                               -0.35%


Supplemental Data:
Net assets, end of period
   (000's)                              $   636                              $   216
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     2.75%                                2.75%

                     NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $  9.86                              $    --
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)              (0.03)                                  --
Net realized and unrealized
   gain (loss) on investment
   transactions                           (0.34)                                  --
                                        -------                              -------

Total from investment
   operations                           $ (0.37)                             $    --
                                        -------                              -------


Net asset value, end of
   period                               $  9.49                              $    --
                                        =======                              =======

Total Return *** :                       -3.75%                                   --


Supplemental Data:
Net assets, end of period
   (000's)                              $     5                              $    --
Ratio to average net assets:
   Expenses **                             0.95%                                  --
   Investment Income *                     0.62%                                  --

================================================================================

                              OCC EQUITY PORTFOLIO
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 14.55                              $ 10.98
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)              (0.04)                                  --
Net realized and unrealized
   gain (loss) on investment
   transactions                           (1.11)                               (0.84)
                                        -------                              -------

Total from investment
   operations                           $ (1.15)                             $ (0.84)
                                        -------                              -------


Net asset value, end of
   period                               $ 13.40                              $ 10.14
                                        =======                              =======

Total Return *** :                       -7.90%                               -7.65%


Supplemental Data:
Net assets, end of period
   (000's)                              $   325                              $    11
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     0.64%                                0.64%

                              OCC MANAGED PORTFOLIO
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 14.08                              $ 11.74
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)               0.08                                 0.09
Net realized and unrealized
   gain (loss) on investment
   transactions                           (0.90)                               (0.74)
                                        -------                              -------

Total from investment
   operations                           $ (0.82)                             $ (0.65)
                                        -------                              -------


Net asset value, end of
   period                               $ 13.26                              $ 11.09
                                        =======                              =======

Total Return *** :                       -5.82%                               -5.54%


Supplemental Data:
Net assets, end of period
   (000's)                              $   106                              $     2
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     1.37%                                1.37%

================================================================================

                       OCC SMALL CAPITALIZATION PORTFOLIO
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 15.03                              $ 14.40
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)              (0.02)                                0.03
Net realized and unrealized
   gain (loss) on investment
   transactions                            1.12                                 1.07
                                        -------                              -------

Total from investment
   operations                           $  1.10                              $  1.10
                                        -------                              -------


Net asset value, end of
   period                               $ 16.13                              $ 15.50
                                        =======                              =======

Total Return *** :                         7.32%                                7.64%


Supplemental Data:
Net assets, end of period
   (000's)                              $ 1,228                              $    74
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     0.83%                                0.83%

                      SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                (Formerly DEUTSCHE VIT EAFE(R) EQUITY INDEX FUND)
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 10.64                              $  9.14
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)              (0.09)                               (0.05)
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.62)                               (2.25)
                                        -------                              -------

Total from investment
   operations                           $ (2.71)                             $ (2.30)
                                        -------                              -------


Net asset value, end of
   period                               $  7.93                              $  6.84
                                        =======                              =======

Total Return *** :                      -25.47%                              -25.16%


Supplemental Data:
Net assets, end of period
   (000's)                              $    --                              $    17
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     0.00%                                0.00%

================================================================================

                   SCUDDER VIT SMALL CAPITALIZATION INDEX FUND
             (Formerly DEUTSCHE VIT SMALL CAPITALIZATION INDEX FUND)
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 12.01                              $ 11.24
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)              (0.10)                               (0.05)
Net realized and unrealized
   gain (loss) on investment
   transactions                            0.23                                 0.21
                                        -------                              -------

Total from investment
   operations                           $  0.13                              $  0.16
                                        -------                              -------


Net asset value, end of
   period                               $ 12.14                              $ 11.40
                                        =======                              =======

Total Return *** :                         1.08%                                1.42%


Supplemental Data:
Net assets, end of period
   (000's)                              $    --                              $     7
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     0.09%                                0.09%

                   TEMPLETON FOREIGN SECURITIES FUND - CLASS 1
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 14.04                              $ 11.46
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)               0.23                                 0.22
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.55)                               (2.09)
                                        -------                              -------

Total from investment
   operations                           $ (2.32)                             $ (1.87)
                                        -------                              -------


Net asset value, end of
   period                               $ 11.72                              $  9.59
                                        =======                              =======

Total Return *** :                      -16.52%                              -16.32%


Supplemental Data:
Net assets, end of period
   (000's)                              $   688                              $   183
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     2.71%                                2.71%

================================================================================

            TIMESSQUARE VARIABLE PRODUCTS INVESTMENT GRADE BOND FUND
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 10.67                              $ 10.86
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)               1.09                                 1.14
Net realized and unrealized
   gain (loss) on investment
   transactions                           (0.23)                               (0.24)
                                        -------                              -------

Total from investment
   operations                           $  0.86                              $  0.90
                                        -------                              -------


Net asset value, end of
   period                               $ 11.53                              $ 11.76
                                        =======                              =======

Total Return *** :                         8.06%                                8.29%


Supplemental Data:
Net assets, end of period
   (000's)                              $ 4,472                              $ 2,966
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                    10.67%                               10.67%

                 TIMESSQUARE VARIABLE PRODUCTS MONEY MARKET FUND
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 11.85                              $ 11.20
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)               0.32                                 0.34
Net realized and unrealized
   gain (loss) on investment
   transactions                            0.00                                 0.00
                                        -------                              -------

Total from investment
   operations                           $  0.32                              $  0.34
                                        -------                              -------


Net asset value, end of
   period                               $ 12.17                              $ 11.54
                                        =======                              =======

Total Return *** :                         2.70%                                3.04%


Supplemental Data:
Net assets, end of period
   (000's)                              $ 9,098                              $   998
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     3.57%                                3.57%

================================================================================

                TIMESSQUARE VARIABLE PRODUCTS S&P 500 INDEX FUND
                                December 31, 2001
                              Financial Highlights

                            Contracts sold before May 1, 1998  Contracts sold after April 30, 1998
                                        (RVUL 1)                            (RVUL 2)
                                        --------                            --------
Per Share Operating
Performance (For a share
of capital stock outstanding
throughout the period):

Net asset value, beginning
   of period                            $ 16.50                              $ 12.04
                                        -------                              -------

Income from investment
     operations:
Net Investment Income (loss)               0.03                                 0.06
Net realized and unrealized
   gain (loss) on investment
   transactions                           (2.18)                               (1.60)
                                        -------                              -------

Total from investment
   operations                           $ (2.15)                             $ (1.54)
                                        -------                              -------


Net asset value, end of
   period                               $ 14.35                              $ 10.50
                                        =======                              =======

Total Return *** :                      -13.03%                              -12.79%


Supplemental Data:
Net assets, end of period
   (000's)                              $24,503                              $ 6,028
Ratio to average net assets:
   Expenses **                             0.95%                                0.65%
   Investment Income *                     1.17%                                1.17%

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